Related party transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of related party transaction
	Three months ended March 31,
	2025	2024
	US$	US$
Sino Dynamic Solutions Limited
Purchase of intangible assets	-	501,140
Support and maintenance costs	-	230,115

	Years ended December 31,
	2024	2023
	US$	US$
Sino Dynamic Solutions Limited
Purchase of intangible assets	1,439,045	2,551,184
Support and maintenance costs	606,857	919,654

Schedule of Related Party Balances

	March 31, 2025	December 31, 2024
	US$	US$

Amounts due from related parties
Others	449,094	560,823
	449,094	560,823

Amounts due to related parties
Regal Planet Limited	48,468,089	48,538,334
GEA Limited	9,910,294	10,443,375
Sino Dynamic Solutions Limited	877,166	-
Mr. Alexander Kong	2,752,602	2,025,547
Ripple Lab Inc.	13,079,060	4,985,988
Others	1,385,455	1,703,830
	76,472,666	67,697,074

	December 31,
	2024	2023
	US$	US$
Amounts due from related parties
Sino Dynamic Solutions Limited	-	7,148,208
Others	560,823	139,168
	560,823	7,287,376

Amounts due to related parties
Regal Planet Limited	48,538,334	48,654,398
GEA Limited	10,443,375	-
Sino Dynamic Solutions Limited	-	4,130,912
Mr. Alexander Kong	2,025,547	114,374
Ripple Lab Inc.	4,985,988	32,584,911
Others	1,777,397	1,003,924